Litigation and Contingencies - Additional Information (Detail) € in Millions, $ in Millions	1 Months Ended
	Aug. 31, 2012 USD ($)	Apr. 30, 2007 EUR (€)	Dec. 31, 2015 USD ($)	Apr. 30, 2008 EUR (€)
Loss Contingencies [Line Items]
Unreserved tax-related matters, inclusive of interest | $			$ 95
Ministry Of Justice Of Belgium
Loss Contingencies [Line Items]
Loss contingency, damages sought value | €		€ 28.0
Counterclaim against termination of contract | €				€ 18.5
Health Information Management (HIM)
Loss Contingencies [Line Items]
Loss contingency, damages sought value | $	$ 35